Preferred Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of option activity under the company's plans
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	4,193,321	$2.41	6.0	$26,115
Granted	5,253,923	3.17	9.4
Exercised	(4,828)	0.52	0.4
Cancelled or forfeited	(703,536)	4.14	8.6

Outstanding at December 31, 2022	8,738,880	$2.73	7.4	$—

Vested and exercisable at December 31, 2022	4,354,101	$2.40	5.4	$—

Schedule of assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants.	The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	1.7% - 4.1%	0.7% - 1.3%
Expected volatility	82% - 86%	81% - 90%
Expected term (in years)	5.2 - 6.1	5.5 - 6.1
Expected dividend yield	0%	0%

Schedule of Common Stock, Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Stock options issued and outstanding	8,738,880	4,193,321
Public warrants issued and outstanding	5,833,323	5,833,333
Private placement warrants issued and outstanding	181,667	181,667
Earn-Out shares	5,000,000	5,000,000
Unvested sponsor shares	300,000	300,000
Authorized for future stock awards or option grants	3,685,451	6,201,340
Authorized for future issuances under the ESPP	1,200,842	880,000

Total	24,940,163	22,589,661